LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT EMERGING MARKETS DEBT FUND

July 31, 1997

Dear Shareholder:

We are pleased to present you with the first semi-annual report for The JPM Pierpont Emerging Markets Debt Fund. From its inception on April 17 of this year through June 30, it has provided a healthy return of 6.80%. That return reflects the continuing improvement we have seen in emerging debt markets since the undertaking of structural economic reforms by many of these countries that began several years ago. The Fund's return of 4.71% for the months of May and June, however, trailed the 6.27% return of its benchmark, the Emerging Markets Bond Index Plus, and the 6.86% return for the Lipper Emerging Markets Debt Funds Average. This was largely due to our cautious stance regarding interest rates and our efforts to better diversify the Fund. While this held back the Fund's relative performance for this brief reporting period, we maintain that both protecting the Fund from potential interest rate damage and providing exposure to a larger number of markets than represented in the Index will best serve shareholders in the long term.

The Fund's net asset value per share increased from $10.00 to $10.68 during the period. Its total net assets reached $7.6 million, while the total net assets of The Emerging Markets Debt Portfolio, in which the Fund invests, reached $134.2 million. The Fund will begin making monthly income distributions in August.

The report that follows includes an interview with Eduardo Cortes, the Fund's portfolio manager. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding global markets with you in the future. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated


TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS..............  1
FUND PERFORMANCE........................  2
PORTFOLIO MANAGER Q&A...................  3
FUND FACTS AND HIGHLIGHTS...............  6
SPECIAL FUND-BASED SERVICES.............  7
FINANCIAL STATEMENTS....................  9

Fund performance

EXAMINING PERFORMANCE

The table below shows total returns for the Fund, its benchmark, and its Lipper category average, which are not annualized. These returns illustrate the Fund's absolute and relative performance since its commencement of operations on April 17, 1997.

PERFORMANCE

                                                       TOTAL RETURNS
                                                      ---------------------
                                                       ONE       SINCE
AS OF JUNE 30, 1997                                    MONTH     INCEPTION*
---------------------------------------------------------------------------
The JPM Pierpont Emerging Markets Debt Fund             1.62%       4.71%
Emerging Markets Bond Index Plus**                      2.30%       6.27%
Lipper Emerging Markets Debt Funds Average              2.88%       6.86%


 * THE FUND COMMENCED OPERATIONS ON APRIL 17, 1997 AND HAS PROVIDED A TOTAL RETURN OF 6.80% FROM THAT DATE THROUGH JUNE 30, 1997. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS IN THE TABLE ABOVE ARE CALCULATED FROM APRIL 30, 1997, THE FIRST DATE WHEN DATA FOR THE FUND, ITS BENCHMARK, AND ITS LIPPER CATEGORY AVERAGE WERE ALL AVAILABLE.

** THE EMERGING MARKETS BOND INDEX PLUS IS AN UNMANAGED INDEX WHICH TRACKS
   TOTAL RETURN FOR EXTERNAL CURRENCY-DENOMINATED DEBT (BRADY BONDS, LOANS, EUROBONDS, AND U.S. DOLLAR-DENOMINATED LOCAL MARKET INSTRUMENTS) IN EMERGING MARKETS. THE INDEX DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS. FUND RETURNS ARE NET OF FEES AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN REIMBURSED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

Portfolio manager Q&A

[PHOTO]

The following is an interview with EDUARDO CORTES, VICE PRESIDENT, the portfolio manager for the JPM Pierpont Emerging Markets Debt Fund. Mr. Cortes joined Morgan in 1985 and became a member of the Fixed Income Group in 1991. Eduardo is currently a member of the Fixed Income Allocation Committee and the Global Extended Markets Strategy Team. Eduardo received his B.A. from Stanford University and his M.B.A. from UCLA. This interview was conducted on July 22, 1997 and reflects Eduardo's views on that date.

SO FAR, 1997 HAS BEEN ANOTHER EXCEPTIONAL YEAR FOR EMERGING DEBT MARKETS, WITH THE EMERGING MARKETS BOND INDEX PLUS (EMBI+) RISING 11.8%. WHAT WERE THE PRIMARY REASONS FOR THIS ADVANCE?

EC: A trend in emerging markets over the past several years has been the implementation of more prudent economic policies. These structural reforms have vastly improved creditworthiness in many emerging markets. And despite this reduction in risk, emerging markets continued to provide relatively high yields. In addition, this favorable combination has attracted new investors bringing sizeable flows of new money. Another huge positive has been a very favorable global backdrop of low inflation and low interest rates, which has helped support these markets.

DO U.S. INTEREST RATES AFFECT EMERGING DEBT MARKETS?

EC: Yes, they are extremely important for two reasons. The first is that most of the securities we buy for the Portfolio are U.S. dollar-denominated, and they have U.S. interest rate sensitivity of some kind. So to the extent that U.S. interest rates change, they will affect the valuation of the Fund's securities. It's noteworthy that the correlation between the U.S. fixed income market and those of emerging economies is increasing.

     The other reason is that these countries are doing much of their funding in foreign currencies to pay for things that they're financing -- bridges and roads, old debt, etc. And obviously, the lower the rate, the less it costs to finance these projects.

WHAT IS YOUR OUTLOOK ON INTEREST RATES IN THE U.S. AND GLOBALLY? IS THERE A GOOD CHANCE THAT RATES WILL RISE?

EC: Yes, most definitely. While there currently aren't any signs of inflation, the U.S. economy has been growing at a healthy clip for a few years. Now, there are signs that Europe and Japan are beginning to experience growth as well. We could see a situation in which all of the economies around the world are growing rapidly. With monetary policies already stimulative, or at least supportive, we should be aware that the world's central banks are more likely to increase rates than to decrease them.

HAS THE POSSIBILITY OF HIGHER RATES AFFECTED HOW YOU'VE POSITIONED THE FUND?

EC: Yes. With that in mind, we've positioned the Fund cautiously. The Fund currently holds fewer fixed-rate and long-duration securities and more floating-rate and short-duration securities than its benchmark, the EMBI+. So, for the time being, the Fund has less sensitivity to changes in interest rates.

WHAT TYPES OF SECURITIES CONSTITUTE THE EMERGING DEBT MARKETS AND HOW DID THEY COME ABOUT?

EC: Let's start from way back in the 1970s. At that time, many emerging countries started borrowing overseas, in the name of the government, to fund economic activity or infrastructure. Then, the debt crisis of the 1980s occurred as a result of over-borrowing in an environment of high interest rates and high inflation. Many of these countries had to borrow more and more money just to pay the interest on the loans. As a partial solution to this crisis, U.S. banks restructured this debt by creating Brady bonds. The banks essentially exchanged their loans for Brady bonds, which are collateralized by zero coupon Treasuries, enabling them to divorce themselves from the borrowers. This was an important step in the evolution of emerging debt markets because it introduced the idea of using capital markets.

     When these securities first came out, they were enormous in size and there weren't a lot of buyers. It was mostly the banks swapping them amongst themselves. By 1990, a secondary market developed. In 1994, borrowers from the emerging markets -- sovereign entities and a few corporations -- were able to enter the marketplace and issue securities such as Yankee bonds and Euro bonds. Euro bonds present a useful alternative for investors because they have intermediate maturities, usually five to ten years, whereas Brady bonds have either very long or very short maturities.

     The most recent trend for global investors is to buy emerging market bonds denominated in local currencies. This market has always existed but has been largely for local investors. Only recently have global investors, such as ourselves, gotten involved. This is an interesting area because, in addition to currently attractive yields, investing in local currencies can provide an added dimension of diversification, although it also introduces currency risk for dollar-based investors. If you can get comfortable with the currency risk -- and that mostly means believing that the process by which the central governments are managing those currencies is sustainable -- you have an attractive proposition. We are optimistic about the future development of this market.

WE'VE REFERRED TO THE EMBI+ AS BEING THE FUND'S BENCHMARK. WHAT IS THE MAKEUP OF THAT INDEX AND WHAT DOES THE "PLUS" REPRESENT?

EC: Morgan first created the Emerging Markets Bond Index in 1991, which, at the time, was representative of the market. In other words, it was largely a Brady bond index. Since then, the market has expanded and that is reflected in the EMBI+. The EMBI+ consists of four segments: Brady bonds (69%), Euro bonds (12%), loans (13%), and local investments (6%), although the local investments currently included are denominated in U.S. dollars.

HOW DOES THE FUND DIFFER IN COMPOSITION FROM THE INDEX?

EC: The Fund is much more diversified than the Index, and that's a good thing. We don't want to follow the Index too tightly because it's concentrated in Latin America and heavily weighted in Brady bonds. To us, it makes sense to be more diversified. For example, the Index represents thirteen countries whereas the Fund is invested in twenty. Having said that, we don't want to deviate too far from the Index either, because the securities included are the most liquid, and in some cases the only securities available, in that country.

     Another difference is that the Fund owns very few collateralized securities. To do so would require giving up two to three percentage points in yield. We do not think that makes sense if you have already made the commitment to be in emerging markets and have become comfortable with the credit analysis of the country. Furthermore, we believe over time the Fund will benefit from owning securities with higher yields than the benchmark.

     A final difference would be that the Fund holds investments in local currencies. While we expect that to pay off in the long run, it has not worked well recently with the U.S. dollar being so strong.

THE FUND PROVIDED A TOTAL RETURN OF 6.80% FROM ITS INCEPTION ON APRIL 17 THROUGH JUNE 30. WHILE THAT'S CERTAINLY A HEALTHY RETURN, ESPECIALLY FOR A FIXED INCOME FUND, IT LAGGED THE BENCHMARK FOR MAY AND JUNE. WHY?

EC: The Fund's diversification, which we are very comfortable with, has actually detracted during that brief period. Our caution with the Fund's duration also held performance back a bit. However, we're confident in the current composition and positioning of the Portfolio, and slightly trailing the Index for a short period has not altered our views on the market.

Fund facts

INVESTMENT OBJECTIVE

The JPM Pierpont Emerging Markets Debt Fund seeks to provide a high total return from a portfolio of fixed income securities of emerging markets issuers. It is designed for investors who seek exposure to emerging markets debt in their investment portfolios. As an international investment, the Fund is subject to foreign political and currency risks, in addition to market risk.

------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/17/97
------------------------------------------------
NET ASSETS AS OF 6/30/97
$7,572,706
------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY (BEGINNING AUGUST 1997)
------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/24/97


EXPENSE RATIO

The Fund's current annualized expense ratio of 1.25% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

Fund highlights
ALL DATA AS OF JUNE 30, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

BRAZIL     18.2%
ARGENTINA  17.8%
MEXICO     16.7%
RUSSIA      7.0%
VENEZUELA   5.7%
PANAMA      5.0%
INDONESIA   4.9%
ECUADOR     4.5%
PERU        3.5%
OTHER      16.7%


30-DAY SEC YIELD
7.72%

DURATION
4.17 years

Special fund-based services

PIERPONT ASSET ALLOCATION SERVICE (PAAS)

For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

- make investments through the diversified family of JPM Pierpont Funds.

PAAS is available to clients who invest a minimum of $500,000 in the JPM Pierpont Funds.



IRA MANAGEMENT SERVICE

As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, the JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM PIERPONT EMERGING MARKETS DEBT FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Fund invests all of its investable assets in The Emerging Markets Debt Portfolio (the "Portfolio"), a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. References to specific securities and their issuers are for illustrative purposes only and should not be interpreted as recommendations to purchase or sell such securities. Opinions expressed herein on current market conditions are subject to change without notice. The Portfolio invests in foreign securities which are subject to special risks; prospective investors should refer to the Fund's Prospectus for a discussion of these risks.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT EMERGING MARKETS DEBT FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Emerging Markets Debt Portfolio
  ("Portfolio"), at value                          $7,585,622
Deferred Organization Expenses                         16,120
Receivable for Expense Reimbursements                   7,702
Prepaid Expenses and Other Assets                         135
                                                   ----------
    Total Assets                                    7,609,579
                                                   ----------
LIABILITIES
Organization Expenses Payable                          16,800
Shareholder Servicing Fee Payable                       1,542
Administrative Services Fee Payable                       192
Accrued Trustees' Fees and Expenses                        21
Administration Fee Payable                                 11
Fund Services Fee Payable                                   7
Accrued Expenses                                       18,300
                                                   ----------
    Total Liabilities                                  36,873
                                                   ----------
NET ASSETS
Applicable to 709,385 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $7,572,706
                                                   ----------
                                                   ----------
Net Asset Value, Offering and Redemption Price
  Per Share                                            $10.68
                                                        -----
                                                        -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $7,097,842
Undistributed Net Investment Income                   129,411
Accumulated Net Realized Gain on Investment and
  Foreign Currency Transactions                        80,436
Net Unrealized Appreciation of Investment and
  Foreign Currency Translations                       265,017
                                                   ----------
    Net Assets                                     $7,572,706
                                                   ----------
                                                   ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT EMERGING MARKETS DEBT FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD FROM APRIL 17, 1997 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                     $147,992
Allocated Portfolio Expenses                                   (14,203)
                                                              --------
    Net Investment Income Allocated from
      Portfolio                                                133,789
FUND EXPENSES
Registration Fees                                  $  6,266
Transfer Agent Fees                                   4,750
Shareholder Servicing Fee                             3,716
Printing Expenses                                     3,619
Professional Fees                                     3,252
Amortization of Organization Expenses                   681
Administrative Services Fee                             464
Administration Fee                                       46
Fund Services Fee                                        43
Trustees' Fees and Expenses                              21
Insurance Expense                                         3
Miscellaneous                                           573
                                                   --------
    Total Fund Expenses                              23,434
Less: Reimbursement of Expenses                     (19,056)
                                                   --------
NET FUND EXPENSES                                                4,378
                                                              --------
NET INVESTMENT INCOME                                          129,411
NET REALIZED GAIN ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO                80,436
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY TRANSLATIONS
  ALLOCATED FROM PORTFOLIO                                     265,017
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $474,864
                                                              --------
                                                              --------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT EMERGING MARKETS DEBT FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                         FROM
                                                    APRIL 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    JUNE 30, 1997
                                                     (UNAUDITED)
                                                   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       129,411
Net Realized Gain on Investment and Foreign
  Currency Transactions Allocated from Portfolio            80,436
Net Change in Unrealized Appreciation of
  Investment and Foreign Currency Translations
  Allocated from Portfolio                                 265,017
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                           474,864
                                                   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         7,097,842
                                                   ----------------
    Total Increase in Net Assets                         7,572,706
NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period (including undistributed net
  investment income of $129,411)                   $     7,572,706
                                                   ----------------
                                                   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT EMERGING MARKETS DEBT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period are as follows:

                                                    FOR THE PERIOD
                                                         FROM
                                                    APRIL 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    JUNE 30, 1997
                                                     (UNAUDITED)
                                                   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $         10.00
                                                   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.18
Net Realized and Unrealized Gain on Investment
  and Foreign Currency                                        0.50
                                                   ----------------
Total from Investment Operations                              0.68
                                                   ----------------

NET ASSET VALUE, END OF PERIOD                     $         10.68
                                                   ----------------
                                                   ----------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  6.80%(a)
Net Assets, End of Period (in thousands)           $         7,573
Ratios to Average Net Assets
  Expenses                                                    1.25%(b)
  Net Investment Income                                       8.71%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     1.28%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Emerging Markets Debt Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on April 17, 1997.

The Fund invests all of its investable assets in The Emerging Markets Debt Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 6% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Until July 31, 1997, distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid annually. Effective August 1, 1997, substantially all the Fund's net investment income will be declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, will be declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $16,800. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Fund. The Fund has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

    e)The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

THE JPM PIERPONT EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other investment companies subject to similar agreements with FDI. For the period from April 17, 1997 (commencement of operations) to June 30, 1997, the fee for these services amounted to $46.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Portfolio and the other portfolios in which the Trust and The JPM Institutional Funds invest (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from April 17, 1997 (commencement of operations) to June 30, 1997, the fee for these services amounted to $464.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.25% of the average daily net assets of the Fund through April 30, 1998. For the period from April 17, 1997 (commencement of operations) to June 30, 1997, Morgan has agreed to reimburse the Fund $19,056 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal and account maintenance services to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from April 17, 1997 (commencement of operations) to June 30, 1997, the fee for these services amounted to $3,716.

THE JPM PIERPONT EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $43 for the period from April 17, 1997 (commencement of operations) to June 30, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of these total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $10.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                    FOR THE PERIOD
                                                         FROM
                                                    APRIL 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    JUNE 30, 1997
                                                     (UNAUDITED)
                                                   ----------------
Shares sold......................................          709,385

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and the Portfolio.

4. AGREEMENT

The Trust, on behalf of the Fund, together with other affiliated investment companies (the "Funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. The maximum commitment borrowing under the Agreement is $150,000,000. The Agreement expires on May 27, 1998, however, the Fund as party to the Agreement will have the ability to extend the Agreement and continue its participation therein for an additional 364 days. The purpose of the Agreement is to provide another

THE JPM PIERPONT EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The Funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the Funds in accordance with procedures established by their respective Trustees or Directors. The Fund has not borrowed pursuant to the Agreement as of June 30, 1997.

The Emerging Markets Debt Portfolio
Semi-Annual Report June 30, 1997
(unaudited)
(The following pages should be read in conjunction with The JPM Pierpont Emerging Markets Debt Fund
Semi-Annual Financial Statements)

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                       SECURITY DESCRIPTION                     VALUE
---------------    -------------------------------------------------  -------------
CONVERTIBLE BONDS (3.1%)
MEXICO (1.2%)
$       1,500,000  Banamex S.A., (144A), 11.00% due 07/15/03........  $   1,601,250
                                                                      -------------

THAILAND (1.9%)
        1,000,000  Robinson Department Store Public Company Ltd.,
                     3.25% due 07/27/00.............................        930,000
        1,291,000  Sahaviriya Steel Industries Public Company Ltd.,
                     (144A), 3.50% due 07/26/05.....................        542,220
        1,000,000  Total Access Communication Public Company Ltd.,
                     2.00% due 05/31/06.............................      1,040,000
                                                                      -------------
                                                                          2,512,220
                                                                      -------------
                       TOTAL CONVERTIBLE BONDS (COST $4,445,540)....      4,113,470
                                                                      -------------

CORPORATE OBLIGATIONS (22.1%)
ARGENTINA (1.5%)
ARS    2,000,000   CEI Citicorp Holdings S.A., (144A), 11.25% due
                     02/14/07.......................................      2,040,000
                                                                      -------------

BRAZIL (3.9%)
$       2,000,000  Abril S.A., 12.00% due 10/25/03..................      2,215,000
        1,000,000  Safra Leasing S.A., (144A), 8.125% due
                     06/16/05.......................................        990,000
        2,000,000  Voto-Votorantim Overseas Trading, (144A), 8.50%
                     due 06/27/05...................................      1,990,000
                                                                      -------------
                                                                          5,195,000
                                                                      -------------

CHINA (0.4%)
          500,000  Zhuhai Highway Company Ltd. Series B, (144A),
                     11.50% due 07/01/08............................        578,660
                                                                      -------------

COLOMBIA (1.2%)
        1,500,000  Termoemcali Funding Corp., (144A), 10.125% due
                     12/15/14.......................................      1,627,305
                                                                      -------------

INDONESIA (4.8%)
        1,000,000  Indah Kiat Finance Co. Mauritius, (144A), 10.00%
                     due 07/01/07...................................        996,250
        2,000,000  Indah Kiat International Finance Co. Global Bonds
                     Series B, 11.875% due 06/15/02.................      2,200,000
        1,000,000  Matahari International Finance Co. BV, 11.25% due
                     03/15/01.......................................      1,072,500
IDR 5,000,000,000  PT Polysindo Eka Perkasa, 19.00% due 04/26/99....      2,111,865
                                                                      -------------
                                                                          6,380,615
                                                                      -------------

MEXICO (6.1%)
$       1,000,000  Altos Hornos de Mexico S.A., (144A), 11.375% due
                     04/30/02.......................................      1,062,500
        4,500,000  Copamex Industrias S.A., (144A), 11.375% due
                     04/30/04.......................................      4,860,000
        1,500,000  Grupo Televisa S.A. de CV Senior Notes, 11.875%
                     due 05/15/06...................................      1,689,375
          500,000  TFM S.A. de CV, (144A), 10.25% due 06/15/07......        508,125
                                                                      -------------
                                                                          8,120,000
                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                       SECURITY DESCRIPTION                     VALUE
---------------    -------------------------------------------------  -------------
PHILLIPINES (1.6%)
$       2,000,000  CE Casecnan Water & Energy Inc. Senior Notes
                     Series A, 11.45% due 11/15/05..................  $   2,194,800
                                                                      -------------

THAILAND (0.7%)
        1,000,000  Thai Farmers Bank Public Company Ltd., (144A),
                     8.25% due 08/21/16.............................        947,240
                                                                      -------------

VENEZUELA (1.9%)
        2,500,000  CANTV Finance Ltd., 9.25% due 02/01/04...........      2,540,625
                                                                      -------------
                       TOTAL CORPORATE OBLIGATIONS (COST
                         $28,764,878)...............................     29,624,245
                                                                      -------------

GOVERNMENT OBLIGATIONS (3.0%)
ARGENTINA (1.5%)
ARS    2,000,000   City of Buenos Aires, (144A), 10.50% due
                     05/28/04.......................................      2,045,000
                                                                      -------------

RUSSIA (1.5%)
$       2,000,000  City of Moscow, (144A), 9.50% due 05/31/00.......      2,012,000
                                                                      -------------
                       TOTAL GOVERNMENT OBLIGATIONS (COST
                         $4,028,962)................................      4,057,000
                                                                      -------------

SOVEREIGN BONDS (60.5%)
ALGERIA (1.3%)
        2,000,000  Algerian Repro Loan Agreement Tranche A/1, 6.909%
                     due 09/04/06{*}................................      1,745,000
                                                                      -------------

ARGENTINA (14.3%)
        4,000,000  Republic of Argentina Bonos del Tesoro, Series
                     BT02, 8.75% due 05/09/02.......................      4,000,000
        4,000,000  Republic of Argentina Discount Bonds, 6.875% due
                     03/31/23{*}....................................      3,460,000
       10,912,500  Republic of Argentina FRB Series L, 6.75% due
                     03/31/05{*}....................................     10,257,750
ARS    1,298,916   Republic of Argentina Pensioner BOCON Previs 1,
                     3.242% due 04/01/01{*}.........................      1,188,892
$         311,637  Republic of Argentina Pensioner BOCON Previs 2,
                     5.695% due 04/01/01{*}.........................        303,259
                                                                      -------------
                                                                         19,209,901
                                                                      -------------

BRAZIL (13.8%)
        5,125,000  Republic of Brazil Bearer DCB, 6.938% due
                     04/15/12{*}....................................      4,234,531
        4,000,000  Republic of Brazil Exit Bonds, 6.00% due
                     09/15/13.......................................      3,070,000
        1,305,000  Republic of Brazil IDU Series A, 6.50% due
                     01/01/01{*}....................................      1,287,382
          970,430  Republic of Brazil MYDFA Trust Certificates
                     Series REGS, 6.563% due 09/15/07{*}............        883,693
        5,000,000  Republic of Brazil NMB-1994, 6.938% due
                     04/15/09{*}....................................      4,387,500
        5,827,380  Republic of Brazil, C Bonds, 8.00% due
                     04/15/14.......................................      4,680,144
                                                                      -------------
                                                                         18,543,250
                                                                      -------------

CROATIA (2.2%)
        3,000,000  Republic of Croatia, 6.50% due 07/30/10{*}.......      2,910,000
                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                       SECURITY DESCRIPTION                     VALUE
---------------    -------------------------------------------------  -------------
ECUADOR (4.4%)
$       4,000,000  Republic of Ecuador FRN, (144A), 10.813% due
                     04/25/04{*}....................................  $   4,205,000
        2,690,775  Republic of Ecuador Global Bearer PDI Bonds,
                     6.438% due 02/27/15{*}.........................      1,728,823
                                                                      -------------
                                                                          5,933,823
                                                                      -------------

GREECE (0.7%)
GRD 245,000,000    Hellenic Republic, 13.50% due 12/27/02{*}........        939,939
                                                                      -------------

KAZAKHSTAN (0.8%)
$       1,000,000  Republic of Kazakhstan Series REGS, 9.25% due
                     12/20/99.......................................      1,012,500
                                                                      -------------

MEXICO (9.0%)
           50,000  United Mexican States Discount Bonds Series A
                     (including 76,900 value recovery rights
                     expiring 6/30/03), 6.867% due 12/31/19{*}......         46,500
        6,000,000  United Mexican States Discount Bonds Series D
                     (including 9,228,000 value recovery rights
                     expiring 6/30/03), 6.813% due 12/31/19{*}......      5,580,000
        2,000,000  United Mexican States FRN Series REGS, 7.875% due
                     08/06/01{*}....................................      2,002,000
        3,000,000  United Mexican States Global Bonds, 11.375% due
                     09/15/16.......................................      3,371,400
        1,000,000  United Mexican States Global Bonds, 11.50% due
                     05/15/26.......................................      1,141,200
                                                                      -------------
                                                                         12,141,100
                                                                      -------------

MOROCCO (1.4%)
        2,000,000  Kingdom of Morocco Restructuring & Consolidating
                     Agreement, 6.813% due 01/01/09{*}..............      1,821,260
                                                                      -------------

PANAMA (4.9%)
          961,547  Republic of Panama Bearer Bonds, 7.031% due
                     05/14/02{*}....................................        950,729
        5,000,000  Republic of Panama IRB, 3.50% due 07/17/14{*}....      3,850,000
        2,028,120  Republic of Panama PDI, 6.563% due 07/17/16{*}...      1,784,746
                                                                      -------------
                                                                          6,585,475
                                                                      -------------

PERU (3.4%)
        7,000,000  Republic of Peru PDI, 4.00% due 03/07/17{*}......      4,541,600
                                                                      -------------

RUSSIA (0.7%)
        1,000,000  Ministry of Finance Russia, (144A), 10.00% due
                     06/26/07.......................................        996,200
                                                                      -------------

VENEZUELA (3.6%)
        5,238,095  Republic of Venezuela FLIRB Series B, 6.75% due
                     03/31/07{*}....................................      4,865,142
                                                                      -------------
                       TOTAL SOVEREIGN BONDS (COST $78,343,198).....     81,245,190
                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                       SECURITY DESCRIPTION                     VALUE
---------------    -------------------------------------------------  -------------
SHORT-TERM INVESTMENTS (8.7%)
EURO DOLLAR TIME DEPOSITS (2.0%)
$       2,732,000  State Street Bank, Euro Dollar 5.25% due
                     7/01/97........................................  $   2,732,000
                                                                      -------------

POLAND (2.1%)
        3,007,563  ING Bank Warsaw PLN Pass Thru Note, 21.50% due
                     07/22/97.......................................      2,858,571
                                                                      -------------

RUSSIA (4.6%)
        2,000,000  Russian Federation GKO Series EM 136 Structured
                     Note, due 10/27/97.............................      1,922,039
        2,500,000  Russian Federation GKO Series EM 183 USD Hedged
                     Structured Note, due 5/11/98...................      2,245,656
        2,000,000  Russian Federation GKO USD Hedged Structured
                     Note, due 11/03/97.............................      1,927,724
                                                                      -------------
                                                                          6,095,419
                                                                      -------------
                       TOTAL SHORT-TERM INVESTMENTS (COST
                         $11,836,859)...............................     11,685,990
                                                                      -------------
                   TOTAL INVESTMENTS (COST $127,419,437) (97.4%)....    130,725,895
                   OTHER ASSETS IN EXCESS OF LIABILITIES (2.6%).....      3,521,925
                                                                      -------------
                   NET ASSETS (100.0%)..............................  $ 134,247,820
                                                                      -------------
                                                                      -------------

------------------------------

Note: The cost of securities for Federal Income Tax purposes at June 30, 1997, was $127,580,461; the aggregate gross unrealized appreciation and depreciation was $3,784,149 and $638,715, respectively, resulting in net unrealized appreciation of $3,145,434.
{*} Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.
144A -- Securities restricted for resale to Qualified Institutional Buyers. ARS -- Argentine Peso.
BOCON -- Argentine pension consolidation bonds.
C -- Capitalization.
DCB -- Debt Conversion Bonds.
FLIRB -- Front Loaded Interest Reduction Bonds.
FRB -- Floating Rate Bond.
FRN -- Floating Rate Note.
GRD -- Greek Drachma.
GKO -- Russian Treasury Bills.
IDR -- Indonesian Rupiah.
IDU -- Interest Due and Unpaid.
IRB -- Interest Reduction Bonds.
MYDFA -- Multi-Year Refinancing Agreement.
NMB -- New Money Bonds.
PDI -- Past Due Interest.
PLN -- Poland.
USD -- United States Dollar.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $127,419,437 )          $130,725,895
Foreign Currency at Value (Cost $97,224 )                97,185
Cash                                                        645
Receivable for Investments Sold                       8,523,077
Interest Receivable                                   2,343,036
Unrealized Appreciation of Open Swap Contracts          372,662
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                     86,156
Deferred Organization Expenses                           15,180
Prepaid Expenses and Other Assets                        19,865
                                                   ------------
    Total Assets                                    142,183,701
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     7,754,842
Advisory Fee Payable                                     75,776
Custody Fee Payable                                      65,327
Organization Expenses Payable                            14,200
Administrative Services Fee Payable                       3,361
Accrued Trustees' Fees and Expenses                         659
Administration Fee Payable                                  290
Fund Services Fee Payable                                   114
Accrued Expenses                                         21,312
                                                   ------------
    Total Liabilities                                 7,935,881
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $134,247,820
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD FROM MARCH 7, 1997 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $3,763,252

EXPENSES
Advisory Fee                                       $  271,243
Custodian Fees and Expenses                            65,327
Professional Fees and Expenses                         18,660
Administrative Services Fee                            11,875
Printing Expenses                                       2,468
Amortization of Organization Expense                    1,020
Administration Fee                                        941
Fund Services Fee                                         935
Trustees' Fees and Expenses                               792
Registration Fees                                         235
Insurance Expense                                         169
Miscellaneous                                             231
                                                   ----------
    Total Expenses                                                 373,896
                                                                ----------
NET INVESTMENT INCOME                                            3,389,356

NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $34,267 net
    realized gain from swap contracts)                258,885
  Foreign Currency Transactions                       (30,474)
                                                   ----------
    Net Realized Gain                                              228,411

NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments (including $372,662 net unrealized
    appreciation from swap contracts)               3,379,745
  Foreign Currency Contracts and Translations          86,117
                                                   ----------
    Net Change in Unrealized Appreciation                        3,465,862
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $7,083,629
                                                                ----------
                                                                ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                         FROM
                                                    MARCH 7, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    JUNE 30, 1997
                                                     (UNAUDITED)
                                                   ----------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $     3,389,356
Net Realized Gain on Investment and Foreign
  Currency Transactions                                    228,411
Net Change in Unrealized Appreciation of
  Investments and Foreign Currency Contracts and
  Translations                                           3,465,862
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         7,083,629
                                                   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          141,176,307
Withdrawals                                            (14,012,116)
                                                   ----------------
    Net Increase from Investors' Transactions          127,164,191
                                                   ----------------
    Total Increase in Net Assets                       134,247,820

NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period                                      $   134,247,820
                                                   ----------------
                                                   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                         FROM
                                                    MARCH 7, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    JUNE 30, 1997
                                                     (UNAUDITED)
                                                   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.96%(a)
  Net Investment Income                                       8.75%(a)
Portfolio Turnover                                             118%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on March 7, 1997 and received a contribution of certain assets and liabilities, including securities, with a value of $113,127,989 on that date from the JPM Emerging Markets Debt Fund, Ltd. in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based on the most recent sale price, or, in the absence of recorded sales, at the closing bid price. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At June 30, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
                                                   COST/PROCEEDS     6/30/97     (DEPRECIATION)
                                                   -------------   -----------   --------------
PURCHASE CONTRACTS
-------------------------------------------------
Egyptian Pound 6,827,760, expiring 7/7/97........  $  2,000,000    $ 2,012,937   $      12,937
El Salvador Colon 17,793,160, expiring
 10/22/97........................................     2,000,000      2,007,634           7,634
El Salvador Colon 17,781,800, expiring 12/3/97...     2,000,000      1,998,820          (1,180)
Mexican Peso 18,297,000, expiring 6/26/98........     2,000,000      2,011,322          11,322
South African Rand 4,594,000, expiring 9/11/97...     1,000,000        994,085          (5,915)

SALES CONTRACTS
-------------------------------------------------
German Mark 1,600,000, expiring 7/11/97..........       965,309        919,183          46,126
German Mark 2,321,460, expiring 7/22/97..........     1,350,000      1,334,768          15,232
                                                                                 --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                $      86,156
                                                                                 --------------
                                                                                 --------------

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

    e)The Portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The Portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount (the "notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the Portfolio's potential loss on any swap transaction is not subject to any fixed limit.

      The unrealized appreciation or depreciation on open swap contracts represents the difference between the payments for which the counterparties are liable to the Portfolio and the payments the Portfolio has contracted to pay to the counterparties. These payment streams will fluctuate with changes in interest rates, in currency exchange rates or in the values of underlying securities in the case of total return swaps. Realized gains and losses are recognized when the swap transactions are terminated. At June 30, 1997, the Portfolio had open swap contracts as follows:

      SUMMARY OF OPEN SWAP CONTRACTS

                                                                     NET UNREALIZED
                                                     CONTRACTED       APPRECIATION
                                                       AMOUNT        (DEPRECIATION)
                                                   ---------------   --------------
Morocco Tranche A Loans Total Return Swap,
 expires 11/12/97................................  $     1,000,000   $     171,880
Morocco Tranche A Loans Total Return Swap,
 expires 11/12/97................................        1,000,000         201,255
Texmaco Indonesian Rupiah (IDR) Total Return
 Swap, expires 2/23/98...........................  IDR 1,345,317,017          (473)
                                                                     --------------
Net Unrealized Appreciation on Open Swap
 Contracts.......................................                    $     372,662
                                                                     --------------
                                                                     --------------

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    g)The Portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

    h)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.70% of the Portfolio's average daily net assets. For the period from March 7, 1997 (commencement of operations) to June 30, 1997, such fees amounted to $271,243.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust, JPM Series Trust II and certain other investment companies subject to similar agreements with FDI. For the period from March 7, 1997 (commencement of operations) to June 30, 1997, the fee for these services amounted to $941.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services and JPM Series Trust. For the period from March 7, 1997 (commencement of operations) to June 30, 1997, the fee for these services amounted to $11,875.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $935 for the period from March 7, 1997 (commencement of operations) to June 30, 1997.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

3. INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the period from March 7, 1997 (commencement of operations) to June 30, 1997 were as follows:

                            COST OF          PROCEEDS
                           PURCHASES        FROM SALES
                         ------------      ------------
                         $151,664,662      $126,186,118

JPM PIERPONT PRIME MONEY MARKET FUND
JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
JPM PIERPONT FEDERAL MONEY MARKET FUND
JPM PIERPONT SHORT TERM BOND FUND
JPM PIERPONT BOND FUND
JPM PIERPONT TAX EXEMPT BOND FUND
JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
JPM PIERPONT SHARES: CALIFORNIA BOND FUND
JPM PIERPONT EMERGING MARKETS DEBT FUND
JPM PIERPONT DIVERSIFIED FUND
JPM PIERPONT U.S. EQUITY FUND
JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND
JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND
JPM PIERPONT U.S. SMALL COMPANY FUND
JPM PIERPONT U.S. SMALL COMPANY OPPORTUNITIES FUND
JPM PIERPONT INTERNATIONAL EQUITY FUND
JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND
JPM PIERPONT EMERGING MARKETS EQUITY FUND
JPM PIERPONT EUROPEAN EQUITY FUND
JPM PIERPONT JAPAN EQUITY FUND
JPM PIERPONT ASIA GROWTH FUND


The
JPM Pierpont
Emerging Markets
Debt Fund


FOR MORE INFORMATION ON HOW THE JPM PIERPONT
FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL
J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

SEMI-ANNUAL REPORT
JUNE 30, 1997